Classification of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Classification of financial assets and liabilities
Schedule of financial assets by accounting category

	December 31, 2021
	Financial assets at fair value through
	profit or loss
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting	Amortized cost	Total
Cash and cash equivalents	—	—	11,128	11,128
Treasuries/government bonds	10,872	—	—	10,872
Other interest-bearing securities except loans	45,881	—	—	45,881
Loans in the form of interest-bearing securities	—	—	46,578	46,578
Loans to credit institutions	—	—	20,775	20,775
Loans to the public	—	—	180,288	180,288
Derivatives	5,764	2,655	—	8,419
Total financial assets	62,517	2,655	258,769	323,941

	December 31, 2020
	Financial assets at fair value through
	profit or loss
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting	Amortized cost	Total
Cash and cash equivalents	—	—	3,362	3,362
Treasuries/government bonds	22,266	—	—	22,266
Other interest-bearing securities except loans	33,551	—	—	33,551
Loans in the form of interest-bearing securities	—	—	50,780	50,780
Loans to credit institutions	—	—	31,315	31,315
Loans to the public	—	—	171,562	171,562
Derivatives	4,248	3,315	—	7,563
Total financial assets	60,065	3,315	257,019	320,399

Schedule of financial liabilities by accounting category

	December 31,2021
	Financial liabilities at fair value
	through profit or loss
		Designated upon
		initial recognition	Derivatives used for
Skr mn	Mandatorily	(FVO)	hedge accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	5,230	5,230
Borrowing from the public	—	—	—	10,000	10,000
Debt securities issued	—	39,316	—	240,454	279,770
Derivatives	11,185	—	3,544	—	14,729
Total financial liabilities	11,185	39,316	3,544	255,684	309,729

	December 31,2020
	Financial liabilities at fair value
	through profit or loss
		Designated upon
		initial recognition	Derivatives used for
Skr mn	Mandatorily	(FVO)	hedge accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	3,486	3,486
Borrowing from the public	—	—	—	10,000	10,000
Debt securities issued	—	47,388	—	226,588	273,976
Derivatives	24,921	—	474	—	25,395
Total financial liabilities	24,921	47,388	474	240,074	312,857